Net finance costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net finance costs
Interest and fees on convertible debentures	$ 171,042	$ 285,000
Interest accretion of convertible debentures	182,700	371,117
Interest on term loans	20,957	46,749
Interest on lease liabilities	211,666	258,288
Interest accretion on promissory notes	17,937	53,317
Penalties and other interest expenses	57,550	275,183
Finance costs	661,852	1,289,654
Capitalized borrowing costs on Equipment under construction	(137,778)	(52,150)
Net finance costs	$ 524,074	$ 1,237,504